Schedule of Investments(a)
Invesco KBW Bank ETF (KBWB)
November 30, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Asset Management & Custody Banks-11.46%
Bank of New York Mellon Corp. (The)	2,004,995	$109,853,676
Northern Trust Corp.	933,178	107,968,694
State Street Corp.	1,191,645	106,020,656
		323,843,026
Consumer Finance-3.32%
Capital One Financial Corp.	667,087	93,745,736
Diversified Banks-38.80%
Bank of America Corp.	5,303,759	235,858,163
Citigroup, Inc.	3,079,288	196,150,646
JPMorgan Chase & Co.	1,384,379	219,880,917
U.S. Bancorp(b)	3,858,363	213,521,808
Wells Fargo & Co.	4,845,330	231,509,867
		1,096,921,401
Regional Banks-45.50%
Citizens Financial Group, Inc.	1,907,985	90,190,451
Comerica, Inc.	599,708	49,493,901
Fifth Third Bancorp(b)	2,849,096	120,089,396
First Horizon Corp.	2,459,888	39,677,993
First Republic Bank(b)	556,524	116,680,822
Huntington Bancshares, Inc.	6,611,985	98,121,857
KeyCorp	4,282,600	96,101,544
M&T Bank Corp.	576,219	84,479,468
PNC Financial Services Group, Inc. (The)(b)	579,366	114,135,102
Regions Financial Corp.	4,274,402	97,242,646
Signature Bank(b)	271,525	82,082,008
	Shares	Value
Regional Banks-(continued)
SVB Financial Group(c)	197,888	$137,003,799
Truist Financial Corp.	1,940,346	115,081,921
Zions Bancorporation N.A.	725,750	45,780,310
		1,286,161,218
Thrifts & Mortgage Finance-0.88%
New York Community Bancorp, Inc.(b)	2,082,401	24,947,164
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $2,831,742,997)		2,825,618,545
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.33%
Invesco Private Government Fund, 0.02%(d)(e)(f)	11,229,540	11,229,540
Invesco Private Prime Fund, 0.11%(d)(e)(f)	26,194,402	26,202,260
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $37,432,752)		37,431,800
TOTAL INVESTMENTS IN SECURITIES-101.29% (Cost $2,869,175,749)		2,863,050,345
OTHER ASSETS LESS LIABILITIES-(1.29)%		(36,386,080)
NET ASSETS-100.00%		$2,826,664,265
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2021.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$565,597	$24,258,073	$(24,823,670)	$-	$-	$-	$139
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	895,708	74,440,099	(64,106,267)	-	-	11,229,540	542*
Invesco Private Prime Fund	2,089,985	172,718,056	(148,602,380)	(952)	(2,449)	26,202,260	6,674*
Total	$3,551,290	$271,416,228	$(237,532,317)	$(952)	$(2,449)	$37,431,800	$7,355

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco KBW High Dividend Yield Financial ETF (KBWD)
November 30, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.84%
Asset Management & Custody Banks-46.79%
Apollo Global Management, Inc.(b)	107,571	$7,613,875
Apollo Investment Corp.(b)	1,260,652	16,552,361
Ares Capital Corp.(b)	796,008	16,127,122
Artisan Partners Asset Management, Inc., Class A(b)	284,782	12,738,299
Bain Capital Specialty Finance, Inc.(b)	1,141,946	17,426,096
BlackRock TCP Capital Corp.(b)	1,129,539	15,079,346
Franklin Resources, Inc.	204,571	6,628,100
FS KKR Capital Corp.(b)	937,362	19,609,613
Goldman Sachs BDC, Inc.	952,376	17,933,240
Hercules Capital, Inc.(b)	1,049,865	17,259,781
Janus Henderson Group PLC	155,404	6,640,413
New Mountain Finance Corp.	1,290,333	17,406,592
Newtek Business Services Corp.(b)	715,443	21,592,070
Prospect Capital Corp.(b)	2,195,186	18,746,888
TCG BDC, Inc.	1,280,757	17,546,371
		228,900,167
Consumer Finance-0.92%
Navient Corp.	228,362	4,505,582
Investment Banking & Brokerage-4.68%
Lazard Ltd., Class A	160,836	6,854,830
Moelis & Co., Class A	120,197	7,369,278
Virtu Financial, Inc., Class A	307,914	8,677,017
		22,901,125
Life & Health Insurance-4.71%
Principal Financial Group, Inc.	108,508	7,441,479
Prudential Financial, Inc.	78,863	8,064,530
Unum Group	325,490	7,518,819
		23,024,828
Mortgage REITs-28.49%
Annaly Capital Management, Inc.(b)	2,239,891	18,143,117
Apollo Commercial Real Estate Finance, Inc.	1,112,881	15,057,280
Arbor Realty Trust, Inc.(b)	805,296	14,132,945
Ares Commercial Real Estate Corp.	1,018,912	14,998,385
ARMOUR Residential REIT, Inc.(b)	1,955,696	19,146,264
Chimera Investment Corp.(b)	1,081,035	17,188,456
Orchid Island Capital, Inc.(b)	5,949,314	26,890,899
Starwood Property Trust, Inc.	554,426	13,838,473
		139,395,819
Property & Casualty Insurance-1.42%
Mercury General Corp.	136,399	6,959,077
	Shares	Value
Regional Banks-4.91%
Flushing Financial Corp.	307,083	$7,253,300
Heritage Commerce Corp.	786,920	8,624,643
Umpqua Holdings Corp.	425,908	8,117,807
		23,995,750
Thrifts & Mortgage Finance-6.25%
New York Community Bancorp, Inc.	833,845	9,989,463
Northwest Bancshares, Inc.(b)	907,097	12,046,248
Provident Financial Services, Inc.	363,058	8,546,386
		30,582,097
Trading Companies & Distributors-1.67%
Triton International Ltd. (Bermuda)	146,363	8,191,937
Total Common Stocks & Other Equity Interests (Cost $429,355,756)		488,456,382
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $27,950)	27,950	27,950
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.84% (Cost $429,383,706)		488,484,332
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-23.40%
Invesco Private Government Fund, 0.02%(c)(d)(e)	31,167,231	31,167,231
Invesco Private Prime Fund, 0.11%(c)(d)(e)	83,292,002	83,316,989
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $114,489,809)		114,484,220
TOTAL INVESTMENTS IN SECURITIES-123.24% (Cost $543,873,515)		602,968,552
OTHER ASSETS LESS LIABILITIES-(23.24)%		(113,717,201)
NET ASSETS-100.00%		$489,251,351
See accompanying notes which are an integral part of this schedule.

Invesco KBW High Dividend Yield Financial ETF (KBWD)—(continued)
November 30, 2021
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2021.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$52,479	$8,753,630	$(8,778,159)	$-	$-	$27,950	$38
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	28,288,827	49,133,335	(46,254,931)	-	-	31,167,231	1,550*
Invesco Private Prime Fund	66,007,263	109,681,925	(92,363,497)	(5,590)	(3,112)	83,316,989	18,979*
Total	$94,348,569	$167,568,890	$(147,396,587)	$(5,590)	$(3,112)	$114,512,170	$20,567

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco KBW Premium Yield Equity REIT ETF (KBWY)
November 30, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Diversified REITs-14.57%
Essential Properties Realty Trust, Inc.	224,129	$6,058,207
Gladstone Commercial Corp.	675,593	15,011,677
Global Net Lease, Inc.(b)	1,275,460	18,111,532
Washington REIT(b)	253,301	6,383,185
		45,564,601
Health Care REITs-23.09%
CareTrust REIT, Inc.	516,070	10,429,775
Global Medical REIT, Inc.(b)	811,892	13,266,315
LTC Properties, Inc.(b)	376,486	11,957,195
National Health Investors, Inc.(b)	217,194	11,346,215
Physicians Realty Trust	632,159	11,271,395
Sabra Health Care REIT, Inc.	1,079,902	13,963,133
		72,234,028
Industrial REITs-11.64%
Industrial Logistics Properties Trust	413,018	9,152,479
Lexington Realty Trust(b)	552,994	8,322,560
Plymouth Industrial REIT, Inc.	356,273	10,599,122
STAG Industrial, Inc.	191,232	8,333,890
		36,408,051
Office REITs-20.45%
Brandywine Realty Trust(b)	928,720	11,934,052
City Office REIT, Inc.	553,844	9,238,118
Columbia Property Trust, Inc.	707,384	13,581,773
Office Properties Income Trust	720,098	17,087,925
SL Green Realty Corp.	174,469	12,113,383
		63,955,251
Residential REITs-14.49%
Bluerock Residential Growth REIT, Inc.(c)	1,193,069	17,645,490
Independence Realty Trust, Inc.(b)	269,416	6,600,692
Preferred Apartment Communities, Inc., Class A	1,041,067	13,721,263
UMH Properties, Inc.	318,548	7,352,088
		45,319,533
	Shares	Value
Retail REITs-9.88%
American Finance Trust, Inc.	2,635,409	$20,925,147
Spirit Realty Capital, Inc.	224,169	9,988,971
		30,914,118
Specialized REITs-5.86%
CatchMark Timber Trust, Inc., Class A	954,630	7,341,105
Uniti Group, Inc.(b)	826,901	10,972,976
		18,314,081
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $283,934,571)		312,709,663
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.76%
Invesco Private Government Fund, 0.02%(c)(d)(e)	11,031,707	11,031,707
Invesco Private Prime Fund, 0.11%(c)(d)(e)	25,732,930	25,740,650
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $36,772,357)		36,772,357
TOTAL INVESTMENTS IN SECURITIES-111.74% (Cost $320,706,928)		349,482,020
OTHER ASSETS LESS LIABILITIES-(11.74)%		(36,713,795)
NET ASSETS-100.00%		$312,768,225
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2021.
(c)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$5,242,122	$(5,242,122)	$-	$-	$-	$26
See accompanying notes which are an integral part of this schedule.

Invesco KBW Premium Yield Equity REIT ETF (KBWY)—(continued)
November 30, 2021
(Unaudited)
	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$15,588,616	$43,349,486	$(47,906,395)	$-	$-	$11,031,707	$475*
Invesco Private Prime Fund	36,373,437	60,760,579	(71,390,395)	(1)	(2,970)	25,740,650	6,051*
Investments in Other Affiliates:
Bluerock Residential Growth REIT, Inc.	16,111,243	952,558	(4,675,944)	4,771,564	486,069	17,645,490	202,832
Total	$68,073,296	$110,304,745	$(129,214,856)	$4,771,563	$483,099	$54,417,847	$209,384

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco KBW Property & Casualty Insurance ETF (KBWP)
November 30, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.79%
Multi-line Insurance-22.01%
American Financial Group, Inc.	22,405	$2,993,532
American International Group, Inc.	113,224	5,955,582
Assurant, Inc.	18,134	2,758,181
Hartford Financial Services Group, Inc. (The)	45,895	3,033,660
Horace Mann Educators Corp.	27,627	1,024,133
		15,765,088
Property & Casualty Insurance-68.20%
Allstate Corp. (The)	45,594	4,956,980
Arch Capital Group Ltd.(b)	75,057	3,030,802
AXIS Capital Holdings Ltd.	56,651	2,814,422
Chubb Ltd.	33,588	6,028,038
Cincinnati Financial Corp.	25,006	2,848,183
Hanover Insurance Group, Inc. (The)	21,867	2,662,307
James River Group Holdings Ltd.	24,819	656,214
Kemper Corp.	42,484	2,350,215
Mercury General Corp.	36,878	1,881,516
ProAssurance Corp.	35,951	826,873
Progressive Corp. (The)	64,125	5,959,777
RLI Corp.	28,246	2,903,124
Selective Insurance Group, Inc.	36,976	2,793,167
Travelers Cos., Inc. (The)	38,681	5,684,173
Universal Insurance Holdings, Inc.	20,824	313,818
W.R. Berkley Corp.	40,956	3,138,868
		48,848,477
Reinsurance-9.58%
Everest Re Group Ltd.	11,666	2,990,929
RenaissanceRe Holdings Ltd. (Bermuda)(c)	19,714	3,038,125
SiriusPoint Ltd. (Bermuda)(b)	107,966	831,338
		6,860,392
Total Common Stocks & Other Equity Interests (Cost $70,724,499)		71,473,957
	Shares	Value
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $2,784)	2,784	$2,784
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.79% (Cost $70,727,283)		71,476,741
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.99%
Invesco Private Government Fund, 0.02%(d)(e)(f)	213,571	213,571
Invesco Private Prime Fund, 0.11%(d)(e)(f)	498,183	498,332
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $711,924)		711,903
TOTAL INVESTMENTS IN SECURITIES-100.78% (Cost $71,439,207)		72,188,644
OTHER ASSETS LESS LIABILITIES-(0.78)%		(561,548)
NET ASSETS-100.00%		$71,627,096
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$17,923	$678,253	$(693,392)	$-	$-	$2,784	$4
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	12,250	2,190,995	(1,989,674)	-	-	213,571	31*
Invesco Private Prime Fund	31,217	5,091,982	(4,624,645)	(21)	(201)	498,332	379*
Total	$61,390	$7,961,230	$(7,307,711)	$(21)	$(201)	$714,687	$414

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco KBW Property & Casualty Insurance ETF (KBWP)—(continued)
November 30, 2021
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco KBW Regional Banking ETF (KBWR)
November 30, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.76%
Regional Banks-95.83%
Ameris Bancorp	28,001	$1,362,809
Associated Banc-Corp.	66,603	1,458,606
Bank of Hawaii Corp.	16,451	1,312,461
Bank OZK	32,491	1,452,673
BankUnited, Inc.	32,802	1,300,271
Brookline Bancorp, Inc.	34,131	526,641
Cadence Bank	47,104	1,376,379
Cathay General Bancorp	34,032	1,426,281
Columbia Banking System, Inc.(b)	31,325	1,029,340
Commerce Bancshares, Inc.	39,017	2,723,387
Community Bank System, Inc.	18,629	1,316,325
Cullen/Frost Bankers, Inc.	21,699	2,731,687
CVB Financial Corp.	59,318	1,133,567
East West Bancorp, Inc.	37,628	2,897,356
Eastern Bankshares, Inc.	69,712	1,403,303
F.N.B. Corp.	118,051	1,376,475
First Bancorp	91,008	1,209,496
First Commonwealth Financial Corp.	41,877	629,411
First Financial Bancorp	41,773	960,779
First Financial Bankshares, Inc.	28,949	1,445,134
First Hawaiian, Inc.	49,394	1,296,593
Fulton Financial Corp.	71,180	1,123,932
Glacier Bancorp, Inc.	30,044	1,631,389
Hancock Whitney Corp.	29,995	1,433,161
Home BancShares, Inc.	62,243	1,489,475
Hope Bancorp, Inc.	53,644	769,791
Independent Bank Corp.(b)	14,425	1,140,441
Investors Bancorp, Inc.	96,546	1,437,570
Old National Bancorp	72,334	1,277,418
Pacific Premier Bancorp, Inc.	34,496	1,336,720
PacWest Bancorp	32,402	1,449,666
Pinnacle Financial Partners, Inc.	25,945	2,475,412
Popular, Inc.	18,159	1,413,133
Prosperity Bancshares, Inc.	19,726	1,406,069
Simmons First National Corp., Class A	47,148	1,372,478
South State Corp.	20,108	1,571,239
Synovus Financial Corp.	31,988	1,448,737
Texas Capital Bancshares, Inc.(c)	20,370	1,147,238
Trustmark Corp.	27,261	834,459
UMB Financial Corp.	15,087	1,517,451
Umpqua Holdings Corp.	70,960	1,352,498
	Shares	Value
Regional Banks-(continued)
United Bankshares, Inc.	37,954	$1,356,096
United Community Banks, Inc.	37,633	1,289,683
Valley National Bancorp	105,710	1,420,742
Webster Financial Corp.	27,293	1,470,820
Western Alliance Bancorporation	28,287	3,105,347
Wintrust Financial Corp.	18,425	1,612,740
		68,252,679
Thrifts & Mortgage Finance-3.93%
Provident Financial Services, Inc.	33,979	799,866
Washington Federal, Inc.	29,657	963,556
WSFS Financial Corp.	20,748	1,031,590
		2,795,012
Total Common Stocks & Other Equity Interests (Cost $71,633,456)		71,047,691
Money Market Funds-0.12%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $82,084)	82,084	82,084
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $71,715,540)		71,129,775
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.90%
Invesco Private Government Fund, 0.02%(d)(e)(f)	406,991	406,991
Invesco Private Prime Fund, 0.11%(d)(e)(f)	949,361	949,646
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,356,637)		1,356,637
TOTAL INVESTMENTS IN SECURITIES-101.78% (Cost $73,072,177)		72,486,412
OTHER ASSETS LESS LIABILITIES-(1.78)%		(1,264,529)
NET ASSETS-100.00%		$71,221,883
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2021.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$57,308	$551,285	$(526,509)	$-	$-	$82,084	$4
See accompanying notes which are an integral part of this schedule.

Invesco KBW Regional Banking ETF (KBWR)—(continued)
November 30, 2021
(Unaudited)
	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$793,247	$4,184,713	$(4,570,969)	$-	$-	$406,991	$58*
Invesco Private Prime Fund	1,850,911	8,770,476	(9,671,355)	-	(386)	949,646	725*
Total	$2,701,466	$13,506,474	$(14,768,833)	$-	$(386)	$1,438,721	$787

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco KBW Bank ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,825,618,545	$-	$-	$2,825,618,545
Money Market Funds	-	37,431,800	-	37,431,800
Total Investments	$2,825,618,545	$37,431,800	$-	$2,863,050,345
Invesco KBW High Dividend Yield Financial ETF
Investments in Securities
Common Stocks & Other Equity Interests	$488,456,382	$-	$-	$488,456,382
Money Market Funds	27,950	114,484,220	-	114,512,170
Total Investments	$488,484,332	$114,484,220	$-	$602,968,552
Invesco KBW Premium Yield Equity REIT ETF
Investments in Securities
Common Stocks & Other Equity Interests	$312,709,663	$-	$-	$312,709,663
Money Market Funds	-	36,772,357	-	36,772,357
Total Investments	$312,709,663	$36,772,357	$-	$349,482,020
Invesco KBW Property & Casualty Insurance ETF
Investments in Securities
Common Stocks & Other Equity Interests	$71,473,957	$-	$-	$71,473,957
Money Market Funds	2,784	711,903	-	714,687
Total Investments	$71,476,741	$711,903	$-	$72,188,644
Invesco KBW Regional Banking ETF
Investments in Securities
Common Stocks & Other Equity Interests	$71,047,691	$-	$-	$71,047,691
Money Market Funds	82,084	1,356,637	-	1,438,721
Total Investments	$71,129,775	$1,356,637	$-	$72,486,412